Losses per share - Additional Information (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restricted Stock Units (RSUs)
Impairment Effects on Earnings Per Share [Line Items]
Antidilutive securities excluded from the computation of earnings per share	1,002
Stock Options
Impairment Effects on Earnings Per Share [Line Items]
Antidilutive securities excluded from the computation of earnings per share	386
Outstanding stock awards
Impairment Effects on Earnings Per Share [Line Items]
Antidilutive securities excluded from the computation of earnings per share		775	670
Convertible Preferred Stock
Impairment Effects on Earnings Per Share [Line Items]
Antidilutive securities excluded from the computation of earnings per share		5,405	5,405